S000019858 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended	308 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
Columbia Variable Portfolio - Emerging Markets Fund Class 3
Prospectus [Line Items]
Average Annual Return, Percent	31.02%	(1.26%)	7.13%
Performance Inception Date					May 01, 2000
Columbia Variable Portfolio - Emerging Markets Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	31.17%	(1.13%)	7.27%
Performance Inception Date				May 03, 2010
Columbia Variable Portfolio - Emerging Markets Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	30.87%	(1.37%)	7.00%
Performance Inception Date				May 03, 2010